Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 512,000
Previously Paid Amount	0.00
Total Fee Amount	70.71
Total Offset Amount	0.00
Net Fee	70.71
Narrative - Max Aggregate Offering Price	$ 512,000
Final Prospectus	true